Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Sep. 30, 2021	Dec. 31, 2020
ASSETS
Cash and Cash Equivalents		$ 40,501,929	$ 59,213,703
Restricted Cash		8,036,887	8,464,719
LOANS:
Direct Cash Loans		830,403,564	777,568,737
Real Estate Loans		44,606,840	39,960,390
Sales Finance Contracts		110,968,061	103,258,326
Loans, Total		985,978,465	920,787,453
Unearned Finance Charges		139,650,310	132,703,130
Unearned Insurance Premiums and Commissions		64,514,246	61,018,635
Allowance for Loan Losses		63,313,910	66,327,674
Net Loans		718,499,999	660,738,014
INVESTMENT SECURITIES:
Available for Sale, at fair value		250,759,667	221,054,418
Held to Maturity, at amortized cost		0	379,002
Other Investments and Securities, at Cost		250,759,667	221,433,420
Other Assets		63,443,667	63,806,516
ASSETS, Total		1,081,242,149	1,013,656,372
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		682,700,888	637,796,041
Accrued Expenses and Other Liabilities		77,305,255	67,345,604
Subordinated Debt		30,091,239	30,075,399
LIABILITIES, Total		790,097,382	735,217,044
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		8,184,552	13,266,927
Retained Earnings		282,790,215	265,002,401
Stockholders' Equity, Total		291,144,767	278,439,328
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		1,081,242,149	1,013,656,372
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.